Segmented information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segmented information
Segmented information
The Company is managed under two primary business units consisting of the Regulated Services Group and the Renewable Energy Group. The two business units are the two segments of the Company.
The Regulated Services Group, the Company's regulated operating unit, owns and operates a portfolio of electric, natural gas, water distribution and wastewater collection utility systems and transmission operations in the United States and Canada; the Renewable Energy Group, the Company's non-regulated operating unit, owns and operates a diversified portfolio of renewable and thermal electric generation assets in North America and internationally.
For purposes of evaluating the performance of the business units, the Company allocates the realized portion of any gains or losses on financial instruments to the specific business units. Dividend income from Atlantica and AYES Canada are included in the operations of the Renewable Energy Group while interest income from San Antonio Water System is included in the operations of the Regulated Services Group. Equity method gains and losses are included in the operations of the Regulated Services Group or Renewable Energy Group based on the nature of the activities of the investees. The change in value of investments carried at fair value and unrealized portion of any gains or losses on derivative instruments not designated in a hedging relationship are not considered in management’s evaluation of divisional performance and are therefore allocated and reported under corporate.

	Year ended December 31, 2019
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$1,366,971	$257,950	$—	$1,624,921
Fuel, power and water purchased	426,046	17,258	—	443,304
Net revenue	940,925	240,692	—	1,181,617
Operating expenses	396,559	75,209	221	471,989
Administrative expenses	36,628	19,405	769	56,802
Depreciation and amortization	194,498	88,825	981	284,304
Loss on foreign exchange	—	—	3,146	3,146
Operating income (loss)	313,240	57,253	(5,117)	365,376
Interest expense	(101,518)	(61,039)	(18,931)	(181,488)
Income from long-term investments	9,334	104,025	285,733	399,092
Other income (expenses)	(32,292)	15,946	(11,567)	(27,913)
Earnings before income taxes	$188,764	$116,185	$250,118	$555,067
Property, plant and equipment	$4,754,373	$2,444,382	$32,909	$7,231,664
Investments carried at fair value	27,072	1,267,075	—	1,294,147
Equity-method investees	29,827	53,670	273	83,770
Total assets	6,816,063	4,014,067	81,340	10,911,470
Capital expenditures	$478,936	$102,396	$—	$581,332
(1) Revenue includes $22,282 related to net hedging gains from energy derivative contracts for the year ended December 31, 2019 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $(4,405) related to alternative revenue programs for the year ended December 31, 2019 that do not represent revenue recognized from contracts with customers.

21.	Segmented information (continued)

	Year ended December 31, 2018
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$1,401,240	$247,223	$—	$1,648,463
Fuel and power purchased	456,974	27,164	—	484,138
Net revenue	944,266	220,059	—	1,164,325
Operating expenses	401,486	70,980	—	472,466
Administrative expenses	33,234	18,539	937	52,710
Depreciation and amortization	177,719	82,044	1,009	260,772
Gain on foreign exchange	—	—	(58)	(58)
Operating income (loss)	331,827	48,496	(1,888)	378,435
Interest expense	(99,063)	(50,920)	(2,135)	(152,118)
Income (loss) from long-term investments	5,558	45,741	(136,117)	(84,818)
Other expenses	(6,775)	(1,576)	(687)	(9,038)
Earnings (loss) before income taxes	$231,547	$41,741	$(140,827)	$132,461
Property, plant and equipment	$4,210,115	$2,152,420	$31,023	$6,393,558
Investment carried at fair value	—	814,530	—	814,530
Equity-method investees	55	29,273	260	29,588
Total assets	6,022,262	3,269,786	106,541	9,398,589
Capital expenditures	$370,221	$96,148	$—	$466,369

(1) Revenue includes $14,953 related to net hedging gains from energy derivative contracts for the year ended December 31, 2018 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $7,425 related to alternative revenue programs for the year ended December 31, 2018 that do not represent revenue recognized from contracts with customers.
The majority of non-regulated energy sales are earned from contracts with large public utilities. The Company has mitigated its credit risk to the extent possible by selling energy to large utilities in various North American locations. None of the utilities contribute more than 10% of total revenue.

21.	Segmented information (continued)
APUC operates in the independent power and utility industries in both Canada and the United States. Information on operations by geographic area is as follows:

	2019	2018
Revenue
Canada	$87,226	$70,358
United States	1,537,695	1,578,105
	$1,624,921	$1,648,463
Property, plant and equipment
Canada	$752,016	$415,979
United States	6,479,648	5,977,579
	$7,231,664	$6,393,558
Intangible assets
Canada	$23,795	$23,994
United States	23,821	31,000
	$47,616	$54,994

Revenue is attributed to the two countries based on the location of the underlying generating and utility facilities.